Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment
Schedule of Property, plant and equipment

	Rights to land
	and buildings		Technical	Office and	Assets
	and leasehold		equipment	other	under
In € thousand	improvements	Vehicles	and machinery	equipment	construction	Total
Costs of acquisition or construction:
January 1, 2020	10,272	109	2,626	3,736	634	17,377
Additions	4,795	51	1,268	1,873	3,479	11,466
Disposals	—	—	(37)	(43)	—	(80)
Transfers	607	—	2,338	24	(2,969)	—
Indexation impact	100	—	—	—	—	100
December 31, 2020	15,774	160	6,195	5,590	1,144	28,863
Accumulated depreciation:
January 1, 2020	1,170	6	236	1,265	—	2,677
Depreciation	1,887	34	408	1,164	—	3,493
Disposals	—	—	(4)	(18)	—	(22)
December 31, 2020	3,057	40	640	2,411	—	6,148
Carrying amount:
January 1, 2020	9,102	103	2,390	2,471	634	14,700
December 31, 2020	12,717	120	5,555	3,179	1,144	22,715

	Rights to land
	and buildings		Technical	Office and	Assets
	and leasehold		equipment	other	under
In € thousand	improvements	Vehicles	and machinery	equipment	construction	Total
Costs of acquisition or construction:
January 1, 2019	7,631	18	366	2,162	351	10,528
Additions	2,667	91	969	1,435	1,687	6,849
Disposals	—	—	—	—	—	—
Transfers	(26)	—	1,291	139	(1,404)	—
December 31, 2019	10,272	109	2,626	3,736	634	17,377
Accumulated depreciation:
January 1, 2019	42	1	68	509	—	620
Depreciation	1,128	5	168	756	—	2,057
Disposals	—	—	—	—	—	—
December 31, 2019	1,170	6	236	1,265	—	2,677
Carrying amount:
January 1, 2019	7,589	17	298	1,653	351	9,908
December 31, 2019	9,102	103	2,390	2,471	634	14,700

Schedule of Property, plant and equipment is distributed among geographical areas

In € thousand	12/31/2020	12/31/2019	01/01/2019
Germany	11,723	6,004	2,807
United Kingdom	38	9	—
United States	10	—	—
Switzerland	3	—	—
Total property, plant and equipment	11,774	6,013	2,807